Pension Plans and Similar Obligations - Present Value of the DBO and the Fair Value of the Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension Plans and Similar Obligations
Present value of the DBO	€ 2,002	€ 1,737
Fair value of the plan assets	1,833	1,623
Net defined benefit liability (asset)	222	177
thereof: Net defined benefit asset	(79)	(16)
Net defined benefit liability	301	193
Net defined benefit asset as % of Non-current other financial assets	1	0
Net defined benefit liability as % of Non-current provisions	69	54
Germany
Pension Plans and Similar Obligations
Present value of the DBO	1,060	949
Fair value of the plan assets	1,063	953
Net defined benefit liability (asset)	0	0
thereof: Net defined benefit asset	0	0
Net defined benefit liability	0	0
Net defined benefit asset as % of Non-current other financial assets	0	0
Net defined benefit liability as % of Non-current provisions	0	0
Present value of the DBO provides for lumpsum Payments	1,006	899
Foreign Countries
Pension Plans and Similar Obligations
Present value of the DBO	686	577
Fair value of the plan assets	672	579
Net defined benefit liability (asset)	64	57
thereof: Net defined benefit asset	(17)	(16)
Net defined benefit liability	80	73
Net defined benefit asset as % of Non-current other financial assets	0	0
Net defined benefit liability as % of Non-current provisions	19	20
Present value of the DBO provides for Annuity Payments	535	448
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Present value of the DBO	256	211
Fair value of the plan assets	98	91
Net defined benefit liability (asset)	158	120
thereof: Net defined benefit asset	(63)	0
Net defined benefit liability	221	120
Net defined benefit asset as % of Non-current other financial assets	1	0
Net defined benefit liability as % of Non-current provisions	€ 51	€ 33